Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES:
Net loss	$ (2,079)	$ (1,848)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	93	253
Stock-based compensation	130	103
Change in allowance for doubtful accounts	40	3
Changes in operating assets and liabilities:
Accounts receivable	(880)	(507)
Inventory	177	(575)
Prepaid expenses and other current assets	73	73
Accounts payable	366	(61)
Accrued expenses	223	230
Taxes payable	(3)	5
Other liabilities	3	(5)
Net cash used in operating activities	(1,857)	(2,329)
INVESTING ACTIVITIES:
Purchase of fixed assets	(184)	(121)
Net cash used in investing activities	(184)	(121)
FINANCING ACTIVITIES:
Repayments on line of credit, net of proceeds		(428)
Proceeds from exercise of stock options		27
Proceeds from issuance of common stock and warrants, net		8,817
Proceeds from PPP SBA loan	335
Payments of taxes on RSU withholding	(6)
Net cash provided by financing activities	329	8,416
Net decrease in cash and cash equivalents	(1,712)	5,966
Effect of exchange rate changes on cash	(6)	14
Cash and cash equivalents, beginning of period	5,969	991
Cash and cash equivalents, end of period	4,251	6,971
Cash paid during period for:
Interest		37
Income taxes	17
Supplemental disclosure of non-cash transactions:
Conversion of notes payable		$ 1,285
Recognition of lease liability and right-of-use asset	556
Beneficial conversion feature on convertible notes	$ 9